Cover	Apr. 10, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 10, 2020
Entity File Number	001-36087
Entity Registrant Name	PATTERN ENERGY GROUP INC.
Entity Central Index Key	0001561660
Entity Tax Identification Number	90-0893251
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1088 Sansome Street
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94111
City Area Code	(415)
Local Phone Number	283-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false